Derivative Financial Instruments (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net effect of the cross-currency swaps	$ 35,623
Amount offset against exchange rate difference	33,400
Amount offset against interest expenses	$ 2,223